Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	May 30, 2018 USD ($)	May 30, 2018 ZAR (R)	Jan. 01, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Provisions | $		$ 391.1		$ 319.5	[1]				$ 321.3
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African Revenue Service [Member]
Disclosure of contingent liabilities [line items]
Additional capital allowance recognised							$ 185.1	R 2,708.0
Tax effect of additional capital allowance recognised							$ 53.7	R 785.3
Silicosis [Member]
Disclosure of contingent liabilities [line items]
Provisions		21.2	R 297.1	$ 25.1		R 367.8
Nominal amount of provision		$ 29.2	R 408.4
Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						43,700.0
South Deep Mine [member] | Gold Fields Operations Limited [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture	50.00%
South Deep Mine [member] | GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture	50.00%
Based On Value Of Shares [Member] | Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						R 26,900.0

[1]	Refer note 42.